AQR International Defensive Style Fund Expense Example - AQR International Defensive Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	840
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,137
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 719